Consolidated Balance Sheets	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Current assets
Cash and cash equivalents	$ 2,827,722	$ 363,465	$ 2,706,452
Accounts receivable, net	9,529,162	1,224,843	8,616,442
Other receivables, net	448,796	57,686	433,359
Prepaid expenses	40,854	5,251	47,704
Total current assets	12,846,534	1,651,245	11,803,957
Property and equipment, net	33,938	4,362	8,132
Prepaid expenses and deposits, noncurrent	91,934	11,817	96,917
Right-of-use assets – operating lease	250,504	32,199	508,848
Deferred IPO costs	13,992,092	1,798,493	12,846,767
Deferred tax assets, net	10,734	1,380	16,053
Total non-current assets	14,379,202	1,848,251	13,476,717
Total assets	27,225,736	3,499,496	25,280,674
Current liabilities
Accrued expenses and other payables	379,465	48,775	519,807
Deferred revenue	248,797	31,979	296,304
Income tax payable	2,253,342	289,636	1,429,296
Operating lease obligation, current portion	250,504	32,199	271,286
Total current liabilities	3,132,108	402,589	2,516,693
Other liabilities
Operating lease obligation, net of current portion			237,562
Total other liabilities			237,562
Total liabilities	3,132,108	402,589	2,754,255
Commitment and contingencies
Shareholders’ equity
Ordinary shares, US$0.00052083 par value, authorized 96,000,000 shares as of March 31, 2024 and 2025; 19,200,000 shares issued and outstanding as of March 31, 2024 and 2025, respectively	78,498	10,000	78,498
Shares subscription receivable	(78,498)	(10,000)	(78,498)
Additional paid-in capital	9,000	1,147	9,000
Retained earnings	24,087,002	3,077,806	22,518,491
Accumulated other comprehensive income	(2,374)	17,954	(1,072)
Total shareholders’ equity	24,093,628	3,096,907	22,526,419
Total equity
Total liabilities and shareholders’ equity	$ 27,225,736	$ 3,499,496	$ 25,280,674